Shareholder Report, Average Annual Return (Details)		12 Months Ended		46 Months Ended	60 Months Ended	120 Months Ended
	Dec. 02, 2020	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000093602
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Appleseed Fund - Institutional Class
C000040026
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Appleseed Fund - Investor Class
C000222954
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ballast Small/Mid Cap ETF
C000007552
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Channel Short Duration Income Fund
Without Sales Load [Member] | C000093602
Average Annual Return [Line Items]
Average Annual Return, Percent		20.46%			6.69%	4.87%
Without Sales Load [Member] | C000040026
Average Annual Return [Line Items]
Average Annual Return, Percent		20.21%			6.50%	4.67%
Without Sales Load [Member] | C000222954
Average Annual Return [Line Items]
Average Annual Return, Percent		13.29%		12.66%
Without Sales Load [Member] | C000007552
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%			3.99%	3.19%
Morningstar Global Markets NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Global Markets NR USD
Average Annual Return, Percent		30.93%			11.77%	9.18%
Morningstar Global Markets NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Global Markets NR USD
Average Annual Return, Percent		30.93%			11.77%	9.18%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent		32.43%			13.04%	10.07%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent		32.43%			13.04%	10.07%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		26.59%		11.32%
Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent		9.45%			1.26%	1.96%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent		8.10%			1.54%	1.77%